BUSINESS COMBINATIONS - Acquisition of Shengdu - Additional Information (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Apr. 20, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2019 CNY (¥)
BUSINESS COMBINATIONS
Goodwill		¥ 4,934,235		¥ 1,805,689	¥ 2,467,497	$ 715,397	¥ 2,477,075
Amortization of intangible assets		584,460	$ 84,739	491,032	¥ 621,174
Shengdu
BUSINESS COMBINATIONS
Cash acquired	¥ 437,658	3,362,300		¥ 120,000
Goodwill	3,060,775
Total revenue		4,311,300
Net loss		¥ 189,300
Amortization of intangible assets	¥ 78,700